Shareholder Report, Line Graph (Details) - USD ($)					9 Months Ended	12 Months Ended			21 Months Ended	24 Months Ended		33 Months Ended	36 Months Ended		45 Months Ended	48 Months Ended		57 Months Ended	60 Months Ended		69 Months Ended	72 Months Ended		81 Months Ended	84 Months Ended		93 Months Ended	96 Months Ended		105 Months Ended	108 Months Ended	120 Months Ended
		Dec. 29, 2017	Mar. 22, 2017	Dec. 31, 2015	Dec. 29, 2017	Dec. 31, 2025	Dec. 31, 2018	Dec. 30, 2016	Dec. 31, 2018	Dec. 31, 2019	Dec. 29, 2017	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2021	Dec. 30, 2022	Dec. 31, 2020	Dec. 30, 2022	Dec. 29, 2023	Dec. 31, 2021	Dec. 29, 2023	Dec. 31, 2024	Dec. 30, 2022	Dec. 31, 2024	Dec. 31, 2025	Dec. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025
C000127094 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Virtus Westchester Event-Driven Fund (Class A/WCERX) at POP
Accumulated Value	[1],[2]		$ 9,450		$ 9,806.426863				$ 10,292.21401			$ 11,396.59184			$ 12,114.20572			$ 12,304.14277			$ 11,921.08929			$ 12,594.33479			$ 12,974.20655			$ 13,963.37812
C000194736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Virtus Westchester Credit Event Fund (Class A/WCFRX) at POP
Accumulated Value	[3],[4]	$ 9,450					$ 9,144.516295			$ 10,296.40997			$ 11,952.32541			$ 12,820.86253			$ 12,143.95941			$ 13,263.87513			$ 14,170.70242			$ 14,790.58103
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	10,000	$ 100,000	10,277.85637		10,001.13657	$ 102,647.4791	10,279.02452	10,872.90566	$ 106,283.0825	11,175.01627	11,689.09498	$ 106,295.1624	12,013.88392	11,508.84313	$ 115,560.593	11,828.62366	10,011.52813	$ 124,235.3046	10,289.70481	10,565.04929	$ 122,319.5324	10,858.60591	10,697.13795	$ 106,405.607	10,994.36474	11,478.1282	$ 112,288.6005	11,797.05531	$ 113,692.4796	$ 121,993.0847
Bloomberg U S Aggregate Bond C000194735 Index [Member]
Account Value [Line Items]
Accumulated Value		100,000					100,011.3657			108,729.0566			116,890.9498			115,088.4313			100,115.2813			105,650.4929			106,971.3795			114,781.282
ICE BofA U S Treasury Bill 3 Month Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Treasury Bill 3 Month Index
Accumulated Value		10,000	$ 10,000	$ 100,000	$ 10,077.30327		10,187.45034	$ 100,327.0877	$ 10,266.20266	10,419.77007	$ 101,185.8932	$ 10,500.3183	10,489.27569	$ 103,082.6262	$ 10,570.36122	10,494.43222	$ 105,433.3742	$ 10,575.55761	10,647.17977	$ 106,136.673	$ 10,729.48595	11,181.12983	$ 106,188.8498	$ 11,267.56362	11,768.29942	$ 107,734.4395	$ 11,859.27223	12,259.95432	$ 113,137.2609	$ 12,354.72778	$ 119,078.5889	$ 124,053.4429
ICE BofA U S Treasury Bill 3 Month C000194735 Index [Member]
Account Value [Line Items]
Accumulated Value		$ 100,000					$ 101,874.5034			$ 104,197.7007			$ 104,892.7569			$ 104,944.3222			$ 106,471.7977			$ 111,811.2983			$ 117,682.9942			$ 122,599.5432

[1]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[2]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
[3]	“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
[4]	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.